Consolidated Statements of Income (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Statement [Abstract]
Net revenues	$ 139,367	$ 126,761	$ 123,120
Cost of revenues	114,000	102,978	100,632
Gross profit	25,367	23,783	22,488
Operating expenses	16,568	15,746	15,278
Operating profit	8,799	8,037	7,210
Interest expense, net	600	509	557
Loss on early extinguishment of debt	521	0	348
Income before income tax provision	7,678	7,528	6,305
Income tax provision	3,033	2,928	2,436
Income from continuing operations	4,645	4,600	3,869
Loss from discontinued operations, net of tax	(1)	(8)	(7)
Net income	4,644	4,592	3,862
Net loss attributable to noncontrolling interest	0	0	2
Net income attributable to CVS Health	$ 4,644	$ 4,592	$ 3,864
Basic earnings per share:
Income from continuing operations attributable to CVS Caremark (in dollars per share)	$ 3.98	$ 3.78	$ 3.05
Loss from discontinued operations attributable to CVS Caremark (in dollars per share)	$ 0.00	$ (0.01)	$ (0.01)
Net income attributable to CVS Caremark (in dollars per share)	$ 3.98	$ 3.77	$ 3.04
Weighted average common shares outstanding (in shares)	1,161	1,217	1,271
Diluted earnings per share:
Income from continuing operations attributable to CVS Caremark (in dollars per share)	$ 3.96	$ 3.75	$ 3.02
Loss from discontinued operations attributable to CVS Caremark (in dollars per share)	$ 0.00	$ (0.01)	$ (0.01)
Net income attributable to CVS Caremark (in dollars per share)	$ 3.96	$ 3.74	$ 3.02
Weighted average common shares outstanding (in shares)	1,169	1,226	1,280
Dividends declared per common share	$ 1.10	$ 0.9	$ 0.65